Debt (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule of future repayments of debt outstanding
2013	$ 3.2
2014	3.2
2015	3.2
2016	3.1
2017	282.1
Thereafter	400.0
Total	$ 694.8